SEGMENT REPORTING - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables) - DSS holding	9 Months Ended
Dec. 31, 2018
Schedule of revenue and loss from operations by segment

Results for the Company’s revenue and (loss) income from operations by segment for the nine months ended December 31, 2018 and the years ended March 31, 2018 and 2017, are as follows:

	Crude	Product
	Tankers	Carriers	Total
Nine Months Ended December 31, 2018
Revenue	$94,783,000	$180,690,330	$275,473,330
Vessel expenses	(23,577,059)	(61,628,790)	(85,205,849)
Voyage expenses	(41,177,673)	(96,596,201)	(137,773,874)
Depreciation and amortization	(23,812,293)	(42,289,077)	(66,101,370)
Loss on sale of vessels	—	(19,970,075)	(19,970,075)
General, administrative and management fees(1)	(3,403,560)	(8,658,459)	(12,062,019)
(Loss) income from operations	$2,812,415	$(48,452,272)	$(45,639,857)
Year Ended March 31, 2018
Revenue	$116,826,883	$186,116,353	$302,943,236
Vessel expenses	(30,904,026)	(78,271,933)	(109,175,959)
Voyage expenses	(54,964,336)	(34,947,549)	(89,911,885)
Depreciation and amortization	(31,344,343)	(55,280,187)	(86,624,530)
General, administrative and management fees(1)	(3,785,523)	(12,356,945)	(16,142,468)
(Loss) income from operations	$(4,171,345)	$5,259,739	$1,088,394
Equity income	$32,953	$—	$32,953
Year Ended March 31, 2017
Revenue	$136,230,604	$167,566,579	$303,797,183
Vessel expenses	(26,586,288)	(76,413,667)	(102,999,955)
Voyage expenses	(42,246,158)	(1,097,447)	(43,343,605)
Depreciation and amortization	(26,616,382)	(54,432,009)	(81,048,391)
General, administrative and management fees(1)	(3,583,572)	(11,490,274)	(15,073,846)
Income from operations	$37,198,204	$24,133,182	$61,331,386
Equity income	$(26,628)	$—	$(26,628)

Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on a formula).

Schedule of reconciliations of total assets of the segments

The reconciliations of total assets of the segments to amounts included in the consolidated balance sheets are as follows:

	December 31,	March 31,
	2018	2018
Crude Tankers	$758,372,068	$778,059,153
Product Carriers	885,220,388	986,293,935
Corporate unrestricted cash and cash equivalents	2,507,658	4,776,106
Other unallocated amounts	3,754,621	796,664
Consolidated total assets	$1,649,854,735	$1,769,925,858